Loss per share	12 Months Ended
Dec. 31, 2019
Loss per share
Loss per share

21. Loss per share

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the period. Because the Class A ordinary shares and Class B ordinary shares have the same dividend and other rights, except for voting and conversion rights for Class B ordinary shares to be converted into Class A ordinary shares on one-to-one basis, the two classes of ordinary shares have been presented on a combined basis in the consolidated statements of comprehensive loss and in the computation of net loss per share.

The Company issued ordinary shares to RONG360 in connection with the Reorganization in September 2017 (See Note 1 and Note 19). 345,541,350 ordinary shares were issued and outstanding upon the completion of the Reorganization (See Note 1 and Note 19) in October 2017, which are held by RONG360. Basic and diluted net loss per ordinary share reflecting the effect of the issuance of ordinary shares to RONG360 are presented as follows, as if they had been existed since January 1, 2016.

Basic and diluted net loss per ordinary share for each of the years are presented as follows:

	For the Year Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
	(In thousands,	(In thousands,	(In thousands,	(In thousands,
	except	except	except	except
	for share	for share	for share	for share
	and per	and per	and per	and per
	share data)	share data)	share data)	share data)
Numerator:
Net loss	(202,125)	(164,615)	(451,760)	(64,890)
Numerator for basic and diluted net loss per share	(202,125)	(164,615)	(451,760)	(64,890)
Denominator:
Weighted average number of ordinary shares	353,452,309	417,315,644	420,575,827	420,575,827
Denominator for basic and diluted net loss per share	353,452,309	417,315,644	420,575,827	420,575,827
Net loss per ordinary share:
Basic and diluted	(0.57)	(0.39)	(1.07)	(0.15)

Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the respective year. The potential ordinary shares of restricted shares and share options were excluded from the diluted loss net per share calculations because to do so would be antidilutive for all the periods presented. The numbers of share options excluded from the calculation of diluted net loss per share of the Company were 28,766,313,  38,073,598 and 28,081,052 as of December 31, 2017, 2018 and 2019 respectively.